Segmented Information (Schedule of Segmented Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales to external customers	$ 257,187	$ 263,296
Cost of sales before depreciation and depletion	(128,248)	(122,252)
Depreciation and depletion in cost of sales	(44,358)	(44,473)
Selling, general and administration	(29,805)	(26,189)
Other income (expenses)	(20,582)	(8,796)
Finance items	9,777	5,754
Income before income taxes	43,971	67,340
Total tax expense	(20,175)	(33,350)
Net income for the year	23,796	33,990
Assets	936,065	786,517
Liabilities	300,639	183,713
Capital Expenditure	238,637	117,407
Material reconciling items [member]
Disclosure of operating segments [line items]
Selling, general and administration	(17,438)	(14,692)
Other income (expenses)	(4,402)	(411)
Finance items	(80)	(1,172)
Income before income taxes	(21,920)	(16,275)
Total tax expense	(511)	(3,168)
Net income for the year	(22,431)	(19,443)
Assets	60,134	31,739
Liabilities	162,210	84,575
Capital Expenditure	1,333	1,448
Bateas Reporting Segment [member]
Disclosure of operating segments [line items]
Sales to external customers	72,882	87,449
Cost of sales before depreciation and depletion	(44,829)	(48,035)
Depreciation and depletion in cost of sales	(13,621)	(12,222)
Selling, general and administration	(4,569)	(3,973)
Other income (expenses)	(664)	(311)
Finance items	(1,552)	6,263
Income before income taxes	7,647	29,171
Total tax expense	(2,761)	(10,628)
Net income for the year	4,886	18,543
Assets	116,501	174,985
Liabilities	36,747	35,568
Capital Expenditure	11,845	16,400
Cuzcatlan Reporting Segment [member]
Disclosure of operating segments [line items]
Sales to external customers	184,305	175,847
Cost of sales before depreciation and depletion	(83,419)	(74,217)
Depreciation and depletion in cost of sales	(30,737)	(32,251)
Selling, general and administration	(7,798)	(7,524)
Other income (expenses)	(1,928)	(3,938)
Finance items	385	1,111
Income before income taxes	60,808	59,028
Total tax expense	(18,032)	(18,544)
Net income for the year	42,776	40,484
Assets	252,100	286,621
Liabilities	42,264	38,220
Capital Expenditure	14,046	16,224
Mansfield Reporting [Member]
Disclosure of operating segments [line items]
Other income (expenses)	(13,588)	(4,136)
Finance items	11,024	(448)
Income before income taxes	(2,564)	(4,584)
Total tax expense	1,129	(1,010)
Net income for the year	(1,435)	(5,594)
Assets	507,330	293,172
Liabilities	59,418	25,350
Capital Expenditure	$ 211,413	$ 83,335